Provisions	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Provisions
27.
PROVISIONS

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Employee benefits	$65	$387
Warranties	235	238
Onerous contracts	95	194
Others	4	3
	$399	$822

Current	$226	$337
Noncurrent	173	485
	$399	$822

	Employee Benefits	Warranties	Onerous Contracts	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2021	$57	$182	$171	$5	$415
Additional / (reversal of) provisions recognized	7	102	(24)	(1)	84
Used / forfeited during the year	(1)	(71)	—	—	(72)
Effect of foreign exchange differences	—	—	—	—	—
Balance on December 31, 2021	$63	$213	$147	$4	$427

Balance on January 1, 2022	$63	$213	$147	$4	$427
Additional / (reversal of) provisions recognized	2	108	(52)	—	58
Used / forfeited during the year	—	(86)	—	—	(86)
Effect of foreign exchange differences	—	—	—	—	—
Balance on December 31, 2022	$65	$235	$95	$4	$399

Balance on January 1, 2023	$65	$235	$95	$4	$399
Additional / (reversal of) provisions recognized	323	69	49	(1)	440
Used / forfeited during the year	(1)	(66)	—	—	(67)
Reclassification	—	—	50	—	50
Effect of foreign exchange differences	—	—	—	—	—
Balance on December 31, 2023	$387	$238	$194	$3	$822

a.
The provision for warranty claims represents the present value of the management’s best estimate of the future outflow of economic benefits that will be required under the Company’s obligation for warranties in sales agreements. The estimate has been made based on historical warranty experience.
b.
The provision for employee benefits represents vested long-term service compensation accrued.
c.
The provision for onerous contracts represents the present obligation resulting from the measurement for the unavoidable costs of meeting the Company’s contractual obligations exceed the economic benefits expected to be received from the contracts.